General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
General and Administrative Expense [Abstract]
General and administrative expenses
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. General and administrative expenses

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Salaries and employment benefits	35,547	51,457	87,321
Rental and utilities expenses	1,468	2,332	33,486
Professional service expenses	13,343	20,075	31,868
Office expenses	3,058	3,811	8,532
Bank charges	7,380	7,849	7,955
Directors and Officers Liability Insurance premium	—	6,127	7,798
VAT Surcharge	3,423	3,845	6,954
Depreciation and amortizations	1,538	1,875	2,195
Travelling expenses	2,682	1,648	1,675
Bad debt expense	626	1,218	1,445
Share-based compensation expenses	87,980	40,820	(665)
Other	4,771	9,150	9,055

Total	161,816	150,207	197,619